Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Exchange Rates
The accounts of foreign subsidiaries with non-USD functional currencies (such as MPC Capital) are translated, and the resulting cumulative translation adjustments are recorded in Other Comprehensive Income (OCI) in the consolidated statements of comprehensive income and accumulated in Accumulated Other Comprehensive Income (AOCI) within equity. More specifically, assets and liabilities are translated into the reporting currency at the closing rate. Income and expense items are translated at the average exchange rate for the period. The following EUR/USD exchange rates have been used for the reporting period.

December 31, 2024	1.04156
December 31, 2025	1.17631
Average rate January 1 - December 31, 2025	1.12941

Estimated Useful Lives of Intangible Assets	The useful lives of intangible assets are periodically re-assessed to ensure they reflect current conditions and expectations.

Estimated useful lives in years
Concessions	10 - 15
Licenses, Software	5
Brands	13
Customer relationship	10 - 25
Order backlog	6 - 8
Favorable contracts	5

Estimated Useful Lives of Property, Plant and Equipment
The following table summarizes the estimated useful lives that are generally used to depreciate the assets on a straight-line basis:

Estimated Useful Lives in years
Property, plant & Equipment
Wind turbines	30
Leasehold improvements	5 – 13
Office Furniture	7 - 13
Office Equipment	3 – 5